Other assets - Summary of Other Assets Current And Non Current (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous assets [abstract]
Advances to employees	$ 2,585	$ 427
Prepaid expenses	3,806	2,794
Other current assets	462	338
Other current assets	6,853	3,559
Prepaid expenses	95	184
Deposit/guarantee on lease agreements	1,782	3,043
Other non-current assets	71	0
Other non-current assets	$ 1,948	$ 3,227